SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 5 - J u n - 0 7
Citigroup Mortgage Loan Trust Inc.
(I.R.S. Employer Identification No.)
04-3852613, 04-3852614, 04-3852615, 04-3852616, 04-3852617, 04-
3852618, 04-3852619, 04-3852620, 04-3852621, 04-3852622, 04-3852623
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-May-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-138237-11
Commission File Number of depositor:
333-138237
(Exact name of sponsor as specified in its charter)
CREDIT-BASED ASSET SERVICING AND SECURITIZATION LLC
(Former name, former address, if changed since last report)
No Change
C-BASS 2007-CB3 Trust
c/o U.S. Bank National Association
60 Livingston Avenue
St. Paul, MN
55107
6 5 1 - 4 9 5 - 3 8 4 7
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On June 25, 2007 a distribution was made to holders of C-BASS 2007-CB3 Trust, C-BASS Mortgage Loan Asset-
Backed Certificates, Series 2007-CB3. The monthly report to holders is attached as Exhibit 99.1.
A-1 [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
A-4 [___] [___] [_X_]
A-5 [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
C-BASS 2007-CB3 Trust
Elizabeth Folk
C F O
Elizabeth Folk
/s/ :
July 5, 2007
PART II - OTHER INFORMATION
(Issuing Entity)
Litton Loan Servicing, LP, as Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of C-BASS 2007-CB3 Trust, C-BASS Mortgage Loan Asset-
Backed Certificates, Series 2007-CB3, relating to the June 25, 2007 distribution.
Monthly report distributed to holders of C-BASS 2007-CB3 Trust, C-BASS Mortgage Loan Asset-
Backed Certificates, Series 2007-CB3, relating to the June 25, 2007 distribution.
As part of a supervisory agreement with the Office of Thrift Supervision entered into on June 7, 2007, AIG Federal
Savings Bank, American General Finance, Inc. and Wilmington Finance, Inc., an originator of a portion of the mortgage loans in the Trust - will implement a financial remediation program whose primary objective is to provide affordable loans to certain borrowers facing a high risk of foreclosure. Certain borrowers may qualify for a refund of part of their fees rather than for a new loan. The supervisory agreement pertains to mortgages originated in the name of AIG Federal Savings Bank by Wilmington Finance, Inc. between July 2003 and May 2006.
Item 2. Legal Proceedings.